Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Data (Unaudited)
Net sales	$ 7,569	$ 7,916	$ 7,752	$ 7,634	$ 7,387	$ 7,497	$ 7,534	$ 7,486	$ 30,871	$ 29,904	$ 29,611
Cost of sales	3,976	4,148	4,013	3,969	3,991	3,935	3,870	3,889	16,106	15,685	15,693
Net income including noncontrolling interest	1,116	1,245	1,213	1,147	1,004	1,180	1,186	1,141	4,721	4,511	4,357
Net income attributable to 3M	$ 1,103	$ 1,230	$ 1,197	$ 1,129	$ 991	$ 1,161	$ 1,167	$ 1,125	$ 4,659	$ 4,444	$ 4,283
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.65	$ 1.81	$ 1.74	$ 1.63	$ 1.43	$ 1.68	$ 1.68	$ 1.61	$ 6.83	$ 6.40	$ 6.05
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 1.62	$ 1.78	$ 1.71	$ 1.61	$ 1.41	$ 1.65	$ 1.66	$ 1.59	$ 6.72	$ 6.32	$ 5.96